Short-Term Government Securities Fund Investment Strategy - Short-Term Government Securities Fund	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund normally invests at least 80% of its net assets (plus borrowing for investment purposes) in fixed-income securities whose principal and interest payments are guaranteed by the U.S. Government. These investments may include:•U.S. Treasury securities•securities issued by U.S. Government agencies and instrumentalities•other securities whose principal and interest payments are guaranteed by the U.S. Government.In addition, the dollar-weighted average portfolio maturity of the Fund, under normal circumstances, is expected to be three years or less.The Fund may also invest in other types of securities, including municipal bonds, mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial paper, asset-backed securities, corporate bonds and money market securities.In selecting the portfolio holdings for the Fund, Homestead Advisers considers, among other factors, its outlook for the economy, monetary policy, interest rates and, to a lesser extent, credit spreads.